Financial Instruments (Details) - Schedule of financial liabilities based upon contractual undiscounted payments - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Details) - Schedule of financial liabilities based upon contractual undiscounted payments [Line Items]
Bank loans	£ 1,610
Stocking loans	177,979	£ 86,709	£ 32,477
Subscription facilities	77,952
Lease liabilities	100,215	53,898	6,372
Mortgages	2,253	3,615
Trade payables	29,224	12,668	1,867
Total	389,233	156,890	40,716
Less than one year [Member]
Financial Instruments (Details) - Schedule of financial liabilities based upon contractual undiscounted payments [Line Items]
Bank loans	741
Stocking loans	169,170	86,709	32,477
Subscription facilities	12,155
Lease liabilities	18,917	7,603	1,429
Mortgages	600	1,385
Trade payables	29,224	12,668	1,867
Total	230,807	108,365	35,773
1 to 5 years [Member]
Financial Instruments (Details) - Schedule of financial liabilities based upon contractual undiscounted payments [Line Items]
Bank loans	869
Stocking loans	8,809
Subscription facilities	65,797
Lease liabilities	46,772	25,243	4,943
Mortgages	1,653	2,230
Trade payables
Total	123,900	27,473	4,943
Over 5 years [Member]
Financial Instruments (Details) - Schedule of financial liabilities based upon contractual undiscounted payments [Line Items]
Stocking loans
Lease liabilities	34,526	21,052
Mortgages
Trade payables
Total	£ 34,526	£ 21,052